Employment Benefits - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Employment Benefit Obligations [Line Items]
Gain on accumulated remeasurement components	₩ 614,805	₩ 98,844
Return on plan assets	61,875	44,325
Construction In Process And Others
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	14,827	13,025	₩ 11,861
Cost of sales
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	101,369	71,976	60,587
Selling and administrative expense
Disclosure Of Employment Benefit Obligations [Line Items]
Employee benefit expense	₩ 28,301	₩ 17,144	₩ 9,121